CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenue	$ 138,461	$ 117,421
Cost of sales:
Direct production costs	74,101	100,482
Royalties	8,154	2,034
Share-based payments	330	195
Depreciation, depletion and amortization	28,136	31,495
Write down of inventory to net realizable value	405	576
Cost of sales	111,126	134,782
Mine operating earnings (loss)	27,335	(17,361)
Expenses:
Exploration	9,756	12,001
General and administrative	12,715	9,980
Care and maintenance costs	5,233	0
Impairment of non-current assets, net	424	0
Severance costs	0	4,589
Total expenses	28,128	26,570
Operating earnings (loss)	(793)	(43,931)
Finance costs	1,357	602
Other income (expense):
Write off of IVA receivable	0	(151)
Foreign exchange	(1,553)	101
Investment and other	2,649	579
Total other income (expense)	1,096	529
Earnings (loss) before income taxes	(1,054)	(44,004)
Income tax expense (recovery):
Current income tax expense	2,993	2,702
Deferred income tax expense (recovery)	(5,206)	1,360
Income tax expense	(2,213)	4,062
Net earnings (loss) and comprehensive earnings (loss) for the year	$ 1,159	$ (48,066)
Basic earnings (loss) per share based on net earnings(in dollars per share)	$ 0.01	$ (0.36)
Diluted earnings (loss) per share based on net earnings (in dollars per share)	$ 0.01	$ (0.36)
Basic weighted average number of shares outstanding (in shares)	150,901,598	135,367,129
Diluted weighted average number of shares outstanding (in shares)	154,039,714	135,367,129